Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues
Operating Expenses:
General, selling, and administrative	8,032	3,536	15,981	12,276	20,090	37,476
Research and development	5,872	2,610	9,086	6,488	16,781	23,668
Total operating expenses	13,904	6,146	25,067	18,764	36,871	61,144
Operating loss	(13,904)	(6,146)	(25,067)	(18,764)	(36,871)	(61,144)
Other income	1,833	573	2,129	942	1,964	2,087
Loss from continuing operations					(34,907)	(59,057)
Loss from discontinued operations, net of tax (Note 4)						(235)
Net loss	$ (12,071)	$ (5,573)	$ (22,938)	$ (17,822)	$ (34,907)	$ (59,292)
Common Class A [Member]
Operating Expenses:
Continuing operations weighted average loss per share- basic					$ (1.52)	$ (2.68)
Continuing operations weighted average loss per share- diluted					(1.52)	(2.68)
Discontinued operations weighted average loss per share- basic
Discontinued operations weighted average loss per share- diluted
Weighted average loss per share of common stock basic	$ (0.52)	$ (0.24)	$ (0.98)	$ (0.78)	$ (1.52)	$ (2.68)
Weighted average loss per share of common stock diluted	$ (0.52)	$ (0.24)	$ (0.98)	$ (0.78)
Weighted average shares outstanding - basic	23,412,769	22,784,138	23,422,208	22,806,874	23,036,809	22,096,909
Weighted average shares outstanding - diluted	23,412,769	22,784,138	23,422,208	22,806,874	23,036,809
Common Class B [Member]
Operating Expenses:
Continuing operations weighted average loss per share- basic					$ (1.52)	$ (2.68)
Continuing operations weighted average loss per share- diluted					(1.52)	(2.68)
Discontinued operations weighted average loss per share- basic
Discontinued operations weighted average loss per share- diluted
Weighted average loss per share of common stock basic	$ (0.52)	$ (0.24)	$ (0.98)	$ (0.78)	$ (1.52)	$ (2.68)
Weighted average loss per share of common stock diluted	$ (0.52)	$ (0.24)	$ (0.98)	$ (0.78)
Weighted average shares outstanding - basic	23,412,769	22,784,138	23,422,208	22,806,874	23,036,809	22,096,909
Weighted average shares outstanding - diluted	23,412,769	22,784,138	23,422,208	22,806,874	23,036,809	22,096,909